Document and Entity Information	12 Months Ended
Aug. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2011
Registrant Name	PUTNAM INVESTMENT FUNDS
Central Index Key	0000932101
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Aug. 30, 2011